Finance cost (Tables)	12 Months Ended
Jun. 30, 2026
Finance Cost
Schedule of finance cost
	2026	2026	2025
	US$	S$	S$

Interest expense on:
- Bank borrowings	141,450	181,569	88,982
- Bank charges	6,206	7,966	-
- Lease liabilities	210,181	269,794	114,966
	357,837	459,329	203,948